Short-term Borrowings (Details) - USD ($)		1 Months Ended			12 Months Ended
	Dec. 05, 2019	Jun. 20, 2020	Nov. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Short-term Borrowings (Details) [Line Items]
Short term borrowings				$ 20,409,250	$ 293,905	$ 1,412,570	$ 20,409,250
Accrue interest rate	13.00%	6.00%	12.00%	15.00%
Loan receivable				$ 19,108,159
Remaining loan balance after novation	$ 19,100,000
Original borrowing agreement						1,300,000
Deed of Novation Borrowers					19,100,000
Gain from forgiveness of debts					26,000
Short-term borrowings			$ 128,415		1,284,155
Interest income						768,000
Interest expense						714,000
Interest expense						2,000
China Tonghai Financial [Member]
Short-term Borrowings (Details) [Line Items]
Interest expense					105,000
Repayments of loan					990,000
Outstanding loan amount					$ 294,000
Lion Financial Group Limited [Member]
Short-term Borrowings (Details) [Line Items]
Accrue interest rate				12.00%	6.00%
Short-term borrowings				$ 510,230
Interest expense						15,000
Repayments of loan						128,415
Remaining balance borrowing						$ 128,415